Investments (Fixed Maturities Securities Proceeds) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-sale [Line Items]
Proceeds from maturities/prepayments	$ 6,359,317	$ 4,240,000	$ 1,736,809
Fixed maturities | Available-for-sale
Debt Securities, Available-for-sale [Line Items]
Proceeds from sales	2,589,307	2,097,519	460,596
Proceeds from maturities/prepayments	3,663,766	2,300,919	1,218,844
Gross investment gains from sales and maturities	27,112	23,978	11,482
Gross investment losses from sales and maturities	(58,814)	(143,432)	(43,078)
Write-downs recognized in earnings	(76,892)	(9,534)	(2,358)
(Addition to) release of allowance for credit losses	26,180	(38,406)	2,761
Noncash or part noncash divestiture, amount of consideration received	$ 106,200	$ (158,400)	$ 57,400